Roll-Forward of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 1,454	¥ 2,160	¥ 1,829
Gross amount of increases (decreases) related to positions taken during prior years	(6)	(471)	362
Gross amount of increases related to positions taken during the current year	100	29	244
Amount of decreases related to settlements		(559)	(227)
Foreign exchange translation	143	295	(48)
Total unrecognized tax benefits at end of fiscal year	¥ 1,691	¥ 1,454	¥ 2,160